RESTATEMENT AND RECLASSIFICATIONS - Effects of Reclassifications and Restatement for Errors on Consolidated Statements of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
Cost of revenues			(480,755)	(75,441)	(478,118)	(378,030)
Gross profit			271,933	42,672	245,335	214,768
Operating expenses:
Selling and marketing expenses			(300,043)	(47,083)	(200,410)	(176,009)
General and administrative expenses			(385,498)	(60,493)	(241,356)	(102,052)
Research and development expenses			(297,360)	(46,662)	(174,192)	(167,484)
Total operating expenses			(1,183,483)	(185,714)	(615,958)	(445,545)
Operating loss			(911,550)	(143,042)	(370,623)	(230,777)
Other income (expense):
Interest expenses			(366)	(57)	(3,477)	(2,077)
Interest income			11,344	1,780	978	992
Investment income					12	114
Gain(loss) from disposal of subsidiaries, net			2,899	455	(7,275)	21
Share of losses of equity method investments			(596)	(94)
Change in fair value of warrant liabilities			(29,011)	(4,552)	(61,454)	499
Change in fair value of other equity investments			47,247	7,414	11,614	900
Foreign currency exchange gains (losses), net			(6,696)	(1,051)	6,115	(2,582)
Loss before income taxes			(893,332)	(140,183)	(424,110)	(232,910)
Income tax expense			(11,120)	(1,745)	(1,127)	(549)
Net loss			(904,452)	(141,928)	(425,237)	(233,459)
Net loss attributable to non-controlling interests			(593)	(93)	(5)	(16,320)
Net loss attributable to Cloopen Group Holding Limited			(903,859)	(141,835)	(425,232)	(217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares			(4,878,652)	(765,567)	(1,139,108)	(23,341)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders					(14,729)
Net loss attributable to ordinary shareholders			¥ (5,782,511)	$ (907,402)	(1,579,069)	(240,480)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues					767,688	650,282
Cost of revenues					(460,703)	(382,868)
Gross profit					306,985	267,414
Operating expenses:
Selling and marketing expenses					(211,366)	(173,083)
General and administrative expenses					(205,896)	(108,315)
Research and development expenses					(173,015)	(161,852)
Total operating expenses					(590,277)	(443,250)
Operating loss					(283,292)	(175,836)
Other income (expense):
Interest expenses					(14,301)	(6,750)
Interest income					1,167	989
Investment income					12	114
Gain(loss) from disposal of subsidiaries, net					14,562	21
Share of losses of equity method investments					(2,446)	(15)
Change in fair value of warrant liabilities					(221,462)	138
Change in fair value of other equity investments					2,154	900
Foreign currency exchange gains (losses), net					5,391	(2,404)
Loss before income taxes					(498,215)	(182,843)
Income tax expense					(1,624)	(653)
Net loss					(499,839)	(183,496)
Net loss attributable to non-controlling interests					(7,658)	(8,693)
Net loss attributable to Cloopen Group Holding Limited					(492,181)	(174,803)
Accretion and modifications of Redeemable Convertible Preferred Shares					(3,327,580)	(141,032)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders					(12,070)
Net loss attributable to ordinary shareholders					(3,831,831)	(315,835)
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues					(44,235)	(57,484)
Cost of revenues					(17,415)	4,838
Gross profit					(61,650)	(52,646)
Operating expenses:
Selling and marketing expenses					10,956	(2,926)
General and administrative expenses					(35,460)	6,263
Research and development expenses					(1,177)	(5,632)
Total operating expenses					(25,681)	(2,295)
Operating loss					(87,331)	(54,941)
Other income (expense):
Interest expenses					10,824	4,673
Interest income					(189)	3
Gain(loss) from disposal of subsidiaries, net					(21,837)
Share of losses of equity method investments					2,446	15
Change in fair value of warrant liabilities					160,008	361
Change in fair value of other equity investments					9,460	0
Foreign currency exchange gains (losses), net					724	(178)
Loss before income taxes					74,105	(50,067)
Income tax expense					497	104
Net loss					74,602	(49,963)
Net loss attributable to non-controlling interests					7,653	(7,627)
Net loss attributable to Cloopen Group Holding Limited					66,949	(42,336)
Accretion and modifications of Redeemable Convertible Preferred Shares					2,188,472	117,691
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders					(2,659)
Net loss attributable to ordinary shareholders					¥ 2,252,762	¥ 75,355